QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 30, 2017
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly financial information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2017
Net sales	$1,572.1	$1,626.9	$1,679.5	$1,735.3
Gross profit	442.4	452.6	451.6	465.6
Net income (loss) (1)	112.2	120.9	108.3	(59.6)
Net income (loss) per common share	1.27	1.37	1.23	(.68)
Net income (loss) per common share, assuming dilution	1.25	1.34	1.20	(.66)

2016
Net sales	$1,485.5	$1,541.5	$1,508.7	$1,550.8
Gross profit	422.6	434.1	417.6	425.4
Net income	89.6	80.0	89.1	62.0
Net income per common share	1.00	.90	1.00	.70
Net income per common share, assuming dilution	.98	.88	.98	.69

(1)	During the fourth quarter of 2017, we recognized a net tax charge of $172 million as a result of the TCJA.

Summary of other expense, net by type for each quarter

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2017
Restructuring charges:
Severance and related costs	$5.7	$7.3	$8.7	$9.5
Asset impairment charges and lease cancellation costs	–	.3	1.8	.1
Other items:
Net gains on sales of assets	–	–	–	(2.1)
Transaction costs	.8	2.6	.3	1.5

Other expense, net	$6.5	$10.2	$10.8	$9.0

2016
Restructuring charges:
Severance and related costs	$5.2	$3.6	$1.9	$4.0
Asset impairment charges and lease cancellation costs	.4	2.8	.7	1.3
Other items:
Loss from settlement of pension obligations	–	41.4	–	–
Loss (gain) on sales of assets	–	.3	–	(1.4)
Transaction costs	–	2.1	2.0	.9

Other expense, net	$5.6	$50.2	$4.6	$4.8